As filed with the Securities and Exchange Commission on September 28, 2022

Securities Act File No. 333-152915

Investment Company Act File No. 811-22227

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 221	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 223	☒

INDEXIQ ETF TRUST

(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue
New York, NY 10010

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (888) 474-7725

Matthew V. Curtin, Esq.

IndexIQ Advisors LLC

51 Madison Avenue

New York, NY 10010

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On October 6, 2022, pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 221 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying until October 6, 2022, the effectiveness of the registration statement for IQ Candriam ESG U.S. Mid Cap Equity ETF (the “Fund”) filed in Post-Effective Amendment No. 217 on July 8, 2022, the effectiveness of which was delayed pursuant to Post-Effective Amendment No. 220, filed on September 20, 2022.

This Post-Effective Amendment No. 221 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 217. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that is meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on September 28, 2022.

IndexIQ ETF Trust

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

Lofton Holder*	Trustee	September 28, 2022
Lofton Holder

Michael A. Pignataro*	Trustee	September 28, 2022
Michael A. Pignataro

Paul D. Schaeffer*	Trustee	September 28, 2022
Paul D. Schaeffer

Michelle A. Shell*	Trustee	September 28, 2022
Michelle A. Shell

/s/ Kirk C. Lehneis	Trustee, President and Principal	September 28, 2022
Kirk C. Lehneis	Executive Officer

/s/ Adefolahan Oyefeso	Treasurer, Principal Financial	September 28, 2022
Adefolahan Oyefeso	Officer, and Principal Accounting Officer

/s/ Matthew V. Curtin		September 28, 2022
Matthew V. Curtin, Attorney-in-fact*

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED